Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets

	Computer		Brand	Customer
	software	Trademark	name	relationship	Total
Cost:
Balance at July 1, 2024	3,645	1	—	—	3,646
Additions	76	—	—	—	76
Balance at December 31, 2024	3,721	1	—	—	3,722
Business combination – merger transaction	147	—	2,060	1,100	3,307
Additions	92	—	—	—	92
Balance at June 30, 2025	3,960	1	2,060	1,100	7,121

Accumulated amortization and impairment
Balance at July 1, 2024	3,397	1	—	—	3,398
Amortization	164	—	—	—	164
Balance at December 31, 2024	3,561	1	—	—	3,562
Business combination – merger transaction	59	—	—	—	59
Amortization	105	—	150	65	320
Balance at June 30, 2025	3,725	1	150	65	3,941

Carrying amount
Balance at December 31, 2024	160	—	—	—	160
Balance at June 30, 2025	235	—	1,910	1,035	3,180